Recurring Fair Value Measurements - Schedule of Fair Value Hierarchy the Company's Liabilities that were Accounted for at Fair Value on a Recurring Basis (Detail) - Level 3 [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PIPE with reduction right liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PIPE with reduction right liability as of March 31, 2024	$ 19,399,127	$ 18,253,010
Private placement warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 234,667	$ 469,333	$ 3,285,333